Commitments - Schedule of Lease Contracts (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Lease Contracts [Line Items]
Undiscounted lease liabilities	$ 549.0	$ 512.2
Non-lease elements	696.9	519.0
Fully variable lease payments	3,124.2	2,865.4
Total	4,370.1	3,896.6
– within one year
Disclosure Of Lease Contracts [Line Items]
Undiscounted lease liabilities	100.7	84.8
Non-lease elements	165.9	232.4
Fully variable lease payments	572.4	537.7
Total	839.0	854.9
– later than one year and not later than two years
Disclosure Of Lease Contracts [Line Items]
Undiscounted lease liabilities	245.3	232.3
Non-lease elements	348.8	178.8
Fully variable lease payments	1,556.8	1,313.7
Total	2,150.9	1,724.8
– later than five years
Disclosure Of Lease Contracts [Line Items]
Undiscounted lease liabilities	203.0	195.1
Non-lease elements	182.2	107.8
Fully variable lease payments	995.0	1,014.0
Total	$ 1,380.2	$ 1,316.9